Changes in Liabilities from Financing Activities - Schedule of Changes In Liabilities From Financing Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	$ 16,449,110	$ 13,492,935	$ 22,968,092
Changes in cash flow from financing activities	(477,482)	2,845,059	(7,596,588)
Changes in other non-cash items		78,073
Impact of changes in foreign exchange rate	(898,170)	33,043	(1,878,569)
Balance	15,073,458	16,449,110	13,492,935
Long-term borrowings (including current portion) [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	8,640,311	10,360,684	12,829,264
Changes in cash flow from financing activities	(1,775,257)	(1,631,896)	(1,451,496)
Changes in other non-cash items		(78,073)
Impact of changes in foreign exchange rate	(520,495)	(10,404)	(1,017,084)
Balance	6,344,559	8,640,311	10,360,684
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	53,338	16,981	124,175
Changes in cash flow from financing activities	(175,653)	(16,344)	(90,549)
Changes in other non-cash items	618,815	52,701	(7,277)
Impact of changes in foreign exchange rate	293,647		(9,368)
Balance	790,147	53,338	16,981
Liabilities from financing activities-gross [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance	25,142,759	23,870,600	35,921,531
Changes in cash flow from financing activities	(2,428,392)	1,196,819	(9,138,633)
Changes in other non-cash items	618,815	52,701	(7,277)
Impact of changes in foreign exchange rate	(1,125,018)	22,639	(2,905,021)
Balance	$ 22,208,164	$ 25,142,759	$ 23,870,600